J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - 11/13/2025 10:48:44 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	6	0.00%	6
State	0	6	0.00%	6
Zip	0	6	0.00%	6
Note Date	0	6	0.00%	6
Original Loan Amount	0	6	0.00%	6
Amortization Term	0	6	0.00%	6
Original Interest Rate	0	6	0.00%	6
Borrower Qualifying FICO	0	6	0.00%	6
Coborrower Qualifying FICO	0	4	0.00%	6
Amortization Type	0	6	0.00%	6
Representative FICO	0	6	0.00%	6
Property Type	0	6	0.00%	6
Interest Only	0	6	0.00%	6
Lien Position	0	6	0.00%	6
Occupancy	0	6	0.00%	6
Purpose	0	6	0.00%	6
Appraised Value	0	6	0.00%	6
Contract Sales Price	0	6	0.00%	6
Balloon Flag	0	6	0.00%	6
Original CLTV	0	6	0.00%	6
Original LTV	0	6	0.00%	6
Origination Channel	0	6	0.00%	6
Appraisal Effective Date	0	6	0.00%	6
Investor: Qualifying Total Debt Ratio	0	6	0.00%	6
Initial Rate Lock Date	1	6	16.67%	6
Total	1	148	0.68%	6